COSTS AND EXPENSES BY NATURE (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Depreciation	[1]	$ 916,050	$ 943,215	$ 910,071
Amortization		65,596	58,410	50,257
Total		$ 981,646	$ 1,001,625	$ 960,328

[1]	Include the depreciation of Property, plant and equipment and the maintenance cost of aircraft held under operating leases. The amount of maintenance cost included within the depreciation line item at December 31, 2018 is ThUS$ 366,393, ThUS$ 359,940 and ThUS$ 345,651 for the same period of 2017 and 2016 respectavely.